Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Schedule of domestic and foreign income before taxes

	Year ended December 31,
	2022	2021
Domestic	$(202,589)	$(34,394)
Foreign	(23,840)	(27,803)
Total	$(226,429)	$(62,197)

Summary of tax provision amounts recognized in the Consolidated Statements of Operations

	Year ended December 31,
	2022	2021
Current:
Federal	$136,323	$123,679
State	40,168	39,377
Foreign	(304)	(21)
Total current	$176,187	$163,035

Deferred:
Federal	(37,693)	(6,795)
State	14,395	(694)
Foreign	(2,387)	(3,101)
Total deferred	$(25,685)	$(10,590)

Summary of a reconciliation of the statutory income tax rate to the Company's effective income tax rate

	Year ended December 31,
	2022		2021
Loss before provision for income taxes	$(226,429)		$(62,197)
Tax using the Company's domestic tax rate	(33,964)	15%	$(7,883)	15%
Effect of tax rates in foreign jurisdictions	(18,685)	8%	(3,097)	6%
Tax effect of:
State taxes, net of federal benefit	54,516	(24)%	38,677	(74)%
Share-based compensation	(7,093)	3%	(6,612)	13%
Non-deductable expenses	93,548	(41)%	68,640	(131)%
Increase in Uncertain tax positions	11,157	(5)%	9,905	(19)%
Increase in valuation allowance	41,345	(18)%	51,805	(99)%
Other	9,678	(4)%	1,010	(2)%
Income tax expense	$150,502	(66)%	$152,445	(290)%

Summary of deferred tax assets not recognized

	As of December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforward	$161,557	$123,828
163j Interest Carryovers	41,596	23,553
Stock compensation	12,906	11,842
Accrued and prepaid expenses	2,792	336
Inventory	1,990	2,306
Other	117	213
Total Deferred tax assets	220,958	162,078

Deferred tax liabilities:
Depreciation and amortization	(315,950)	(285,174)
Total Deferred tax liabilities	(315,950)	(285,174)

Valulation allowance	(212,600)	(145,954)

Net deferred tax liabilities	$(307,592)	$(269,050)

Schedule of unrecognized tax benefits

	As of December 31,
	2022	2021
Balance at beginning of the year	$38,099	$32,250
Additions based on tax positions related to the current year	7,386	5,722
Additions for tax positions of prior years	7	1,431
Additions based on acquisitions	30,122	-
Lapse of statute	(4,726)	(1,304)
Balance at the end of the year	$70,888	$38,099